Employee Benefit Plans and Non-Qualified Plans - Schedule of Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (loss) into Net Periodic Benefit Cost (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,100	$ 1,200	$ 2,900	$ 3,500
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost						$ 2	$ 2	$ 2
Transition obligation						(1)	(1)	(1)
Total						114	104	122
Non-U.S. Qualified Defined Benefit Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost					$ 2
Recognized actuarial loss					55
Transition obligation					(1)
Total					56
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total						$ 950	$ 1,024	$ 992
Non Qualified Supplemental Benefit Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized actuarial loss					205
Total					$ 205